Offerings - Offering: 1	Aug. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	63,054,549
Proposed Maximum Offering Price per Unit	9.30
Maximum Aggregate Offering Price	$ 586,407,305.70
Fee Rate	0.01531%
Amount of Registration Fee	$ 89,778.96
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers such an indeterminate amount of shares of common stock, par value $0.0001 per share ("Common Stock") of BridgeBio Oncology Therapeutics, Inc. (the "Company") as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. Represents shares of Common Stock issuable by the selling stockholders, which includes (i) up to 24,343,711 shares of Common Stock issued in a private placement pursuant to subscription agreements entered into on February 28, 2025, (ii) up to 4,648,186 shares of Common Stock issued to the Sponsor and certain initial shareholders of Helix in connection with the Business Combination, (iii) up to 32,155,445 shares of Common Stock issued or issuable to certain equity holders of the Company pursuant to the Business Combination and (iv) 1,907,207 shares of Common Stock issuable upon exercise of stock options at exercise prices ranging from $1.02 to $7.88 per share (the "Options"), issued to certain of our affiliates upon conversion of stock options in TheRas, Inc. dba BridgeBio Oncology Therapeutics in connection with the Business Combination. Calculated pursuant to Rule 457(c), solely for the purpose of computing the amount of the registration fee, on the basis of the average of the high and low prices of the Company's Common Stock quoted on The Nasdaq Global Market on August 22, 2025.